Note 38 - Group Entities - Intercompany Tranasctions With Holding Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Loans advanced (repaid)	$ 7,649	$ (2,576)
Interest received	(1,341)	(1,871)
Foreign exchange profits	214	675
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	(26)	(4)
Interest received	506	508
Foreign exchange profits	0	0
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	(6,536)	10,016
Interest received	380	543
Foreign exchange profits	0	0
Caledonia Mining South Africa Proprietary Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	1,039	(3,591)
Interest received	(559)	(455)
Foreign exchange profits	214	675
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	15,356	(9,103)
Interest received	(1,644)	(2,449)
Foreign exchange profits	0	0
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	(2,623)	(760)
Interest received	(27)	(18)
Foreign exchange profits	0	0
Motapa Mining Company UK Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	1	0
Interest received	0	0
Foreign exchange profits	0	0
Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	40	0
Interest received	0	0
Foreign exchange profits	0	0
Bilboes Holdings (Private) Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	23	805
Interest received	3	0
Foreign exchange profits	0	0
Caledonia Mining FZCO [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	375	61
Interest received	0	0
Foreign exchange profits	$ 0	$ 0